Income Taxes - Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning of the year	$ 7,076	$ 5,372
Increase—current year positions	1,553	1,704
Increase—prior year positions	193
Decrease—prior year positions	(2,247)
End of the year	$ 6,575	$ 7,076